Note 20 - Lease Liabilities - Lease Payments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Expenses relating to variable lease payments not included in the measurement of lease liability	$ 25,560	$ 14,241
Expenses relating to short-term leases	19,607	42,994
Expenses relating to low value leases	81
Lease payments recognized in profit and loss	$ 45,248	$ 57,235